Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Related Party Transactions
21.	Related Party

Related party transactions are a transfer of resources, services, or obligations between the Company and a related party, regardless of whether a price is charged. Parties are considered related if one party has control, joint control, or a significant influence over the other party in making financial and operating decisions. Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

	Nine-months Ended September 30,
Transactions with Directors	2023	2022

	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$60	$-
Total	$60	$-

	Nine-months Ended September 30,
Director’s remuneration	2023	2022

	(in thousands)
Remuneration in respect of services as directors	$489	$486
Remuneration in respect to long term incentive schemes	-	-
Total	$489	$486

22.	Related Party

Related party transactions are a transfer of resources, services, or obligations between the Company and a related party, regardless of whether a price is charged. Parties are considered related if one party has control, joint control, or a significant influence over the other party in making financial and operating decisions. Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

Transactions with Directors	2022	2021
	(in thousands)
Wikborg Sons Ltd AS fee, a related party to board member Rolf Wikborg	$—	$718
Prepaid consulting agreement with Wikborg Sons Ltd AS, a related party board member Rolf Wikborg	—	340
Doonbeg Partners, a related party to board member John Thomas	—	1,007
Total	$—	$2,065

The Company entered into a consulting agreement with Doonbeg Partners, which included Wikborg Sons Ltd AS in January 2020 for capital raising services. The fee paid relates to the successful placement of bonds and equity for the Company in 2021. The fees are fully paid and included with other placement fees relating to these transactions. No further fees are payable for any future financings under this agreement.

Director’s remuneration	2022	2021
	(in thousands)
Remuneration in respect of services as directors	$910	$648
Remuneration in respect to long term incentive schemes	—	—
Total	$910	$648

Clean Earth Acquisitions Corp [Member]
Related Party Transactions [Line Items]
Related Party Transactions
4)	Note 4. Related Party Transactions

(1)	Founder Shares

On August 17, 2021, our sponsor purchased an aggregate of 5,750,000 shares of the Company’s Class B common stock for an aggregate purchase price of $25,000 or approximately $0.004 per share (the “Founder Shares”). On February 7, 2022, we effected a 1:1.33333339 stock split of our Class B common stock, resulting in our initial stockholders holding 7,666,667 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock split. The Founder Shares collectively represent the Sponsor’s 25% ownership of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares).

b)            The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until after the completion of a Business Combination.

c)            The Founder Shares will convert into shares of Class A common stock after the initial Business Combination.

(1)	Unvested Founder Shares

Pursuant to the letter agreement, a total of 2,167,000 Founder Shares then held by the Sponsor will be considered newly unvested shares upon the completion of the Business Combination, which shall vest only if the closing price of the Class A common stock equals or exceeds $12.50 for any 20 trading days within a 30 day trading period after the Business Combination, but before the tenth anniversary of the Business Combination. In the event such price level is achieved before the first anniversary of the closing of the Business Combination, such unvested Founder Shares will not vest until the first anniversary of such closing. In the event that the Company enters into a binding agreement on or before the tenth anniversary of the Business Combination with respect to a Sale (as defined in the agreement), all unvested shares shall vest on the day prior to the closing of such Sale. Founder Shares, if any, that remain unvested at the tenth anniversary of the closing of the Business Combination will be forfeited.

(2)	Private Placement

The Sponsor purchased an aggregate of 890,000 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $8,900,000 in a private placement that occurred simultaneously with the closing of the Initial Public Offering, the proceeds of which were recorded in additional paid in capital. Each Private Unit consists of one share of Class A common stock (“Private Share”) and one-half of one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per full share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination by the Termination Date, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

(3)	Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Units.

On September 26, 2022, the Company issued an unsecured promissory note to the Sponsor (the “WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $850,000. The WC Promissory Note is non-interest bearing and payable upon the consummation of the initial Business Combination. At the election of the Sponsor and at any time prior to payment in full of the principal balance, the WC Promissory Note can be converted into conversion units comprised of one Class A common stock and one-half of one warrant that are identical to those issued in the private placement (“Conversion Units”). The number of convertible Conversion Units is calculated as the outstanding principal balance divided by $10. As of September 30, 2023 and December 31, 2022, the WC Promissory Note balance was $850,000 and $806,170, respectively.

(4)	The Company’s Extension Payments will be made in exchange for a $1,170,000 non-interest bearing, convertible unsecured promissory note payable upon consummation of a business combination (the “Extension Notes”). At the election of the Sponsor and at any time prior to payment in full of the principal balance, the Extension Note can be converted into Conversion Units comprised of one Class A common stock and one-half of one warrant that are identical to those issued in the private placement (“Conversion Units”). The number of convertible Conversion Units is calculated as the outstanding principal balance divided by $10. The Company had $780,000 and $0 outstanding under the Extension Notes as of September 30, 2023 and December 31, 2022, respectively.

On August 8, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Second WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $650,000. The Second WC Promissory Note is non-interest bearing and payable upon the consummation of the initial Business Combination. At the election of the Sponsor and at any time prior to payment in full of the principal balance, the Second WC Promissory Note can be converted into Conversion Units comprised of one Class A common stock and one-half of one warrant that are identical to those issued in the private placement (“Conversion Units”). The number of convertible Conversion Units is calculated as the outstanding principal balance divided by $10. As of September 30, 2023 and December 31, 2022, the Second WC Promissory Note balance was $73,500 and $0, respectively.

As of September 30, 2023 and December 31, 2022 there is an aggregate of $1,703,500 and $806,170 outstanding under the WC Promissory Note, Extension Notes, and Second WC Promissory Note.

(5)	Anchor Investor Agreement

A third-party investor (the “Anchor Investor”) (who is also not affiliated with our Sponsor or any member of our management team) purchased 2,277,000 of the units issued in the Initial Public Offering pursuant to a November 2021 Subscription Agreement between our Sponsor and the Anchor Investor, wherein the Anchor Investor also purchased membership interests in our Sponsor. The excess fair value of the Sponsor membership units over the price paid by the Anchor Investor of $4,736,326 was determined to be an offering cost in accordance with SAB Topic 5A and a corresponding contribution by our Sponsor recorded in additional paid in capital.

The Sponsor retains voting and dispositive power over the Anchor Investor’s allocated Founder Shares and shares purchased by the Sponsor in the private placement until the consummation of the Business Combination, following which time the Sponsor will distribute such securities to the Anchor Investor (subject to applicable lock-up or escrow restrictions).

(6)	Related Party Consulting Agreement

In April 2022, the Company entered into a consulting agreement with a related party. During the term of the agreement, the consultant (“Related Party Consultant”) will be responsible for financial modeling, compiling presentations, data room management, and research. The Company will pay the Related Party Consultant compensation in the form of $7,500 per month in cash, as well as $5,000 per month in the form of newly issued Class B common stock with an exercise price of $10.00 per share paid in arrears. The grant date of the stock-based compensation award under the agreement was April 1, 2022. The performance condition required for vesting is a successful business combination, the outcome of which is not considered probable until the event occurs. In November 2022, the Company executed an amendment to the consulting agreement with the related party. The Amendment changed the compensation structure to pay the Related Party Consultant $5,000 per month in cash and no additional compensation in the form of stock. The commencement date for the updated compensation structure was December 1, 2022. As such, as of September 30, 2023, no stock-based compensation expense has been recorded and will not be accrued for or recognized until a successful business combination occurs. Additionally, the agreement will conclude upon the completion of a successful business combination. The Company incurred $15,000 and $45,000 for the three and nine months ended September 30, 2023, respectively, related to this agreement. The Company had $5,000 outstanding and payable to the Related Party Consultant as of September 30, 2023 and December 31, 2022, which were recorded to accounts payable.

Note 4. Related Party Transactions

Founder Shares

On August 17, 2021, our sponsor purchased an aggregate of 5,750,000 shares of the Company’s Class B common stock for an aggregate purchase price of $25,000 or approximately $0.004 per share (the “Founder Shares”). On February 7, 2022, we effected a 1:1.33333339 stock split of our Class B common stock, resulting in our initial stockholders holding 7,666,667 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock split. The Founder Shares collectively represent the Sponsor’s 25% ownership of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares).

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until after the completion of a Business Combination.

The Founder Shares will convert into shares of Class A common stock after the initial Business Combination.

Unvested Founder Shares

Pursuant to the letter agreement, a total of 2,167,000 Founder Shares then held by the Sponsor will be considered newly unvested shares upon the completion of the Business Combination, which shall vest only if the closing price of the common stock equals or exceeds $12.50 for any 20 trading days within a 30 day trading period after the Business Combination, but before the tenth anniversary of the Business Combination. In the event such price level is achieved before the first anniversary of the closing of the Business Combination, such unvested Founder Shares will not vest until the first anniversary of such closing. In the event that the Company enters into a binding agreement on or before the tenth anniversary of the Business Combination with respect to a Sale (as defined in the agreement), all unvested Founder Shares shall vest on the day prior to the closing of such Sale. Founder Shares, if any, that remain unvested at the tenth anniversary of the closing of the Business Combination will be forfeited.

Private Placement

The Sponsor purchased an aggregate of 890,000 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $8,900,000 in a private placement that occurred simultaneously with the closing of the Initial Public Offering, the proceeds of which were recorded in additional paid in capital. Each Private Unit consists of one share of Class A common stock (“Private Share”) and one-half of one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per full share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Promissory Note — Related Party

On September 22, 2021, the Company issued an unsecured promissory note to the Sponsor (the “IPO Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $350,000. The Company drew $100,000 and $125,000 on the IPO Promissory Note for the year ended December 31, 2022 and for the period from May 14, 2021 (inception) through December 31, 2021, respectively. As of February 28, 2022, the Company had borrowed an aggregate $225,000 under the IPO Promissory Note. The IPO Promissory Note was non-interest bearing and was repaid in full on February 28, 2022. As of December 31, 2022 and 2021, the outstanding balance under the IPO Promissory Note was $0 and $125,000, respectively.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Units.

On September 26, 2022, the Company issued an unsecured promissory note to the Sponsor (the “WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $850,000. The WC Promissory Note is non-interest bearing and payable upon the consummation of the initial Business Combination. At the election of the Sponsor and at any time prior to payment in full of the principal balance, the WC Promissory Note can be converted into conversion units comprised of one Class A common stock and one-half of one warrant that are identical to those issued in the private placement (“Conversion Units”). The number of convertible Conversion Units is calculated as the outstanding principal balance divided by $10. As of December 31, 2022 and 2021, the WC Promissory Note balance was $806,170 and $0, respectively.

Anchor Investor Agreement

A third-party investor (the “Anchor Investor”) (who is also not affiliated with our Sponsor or any member of our management team) purchased 2,277,000 of the units issued in the Initial Public Offering pursuant to a November 2021 Subscription Agreement between our Sponsor and the Anchor Investor, wherein the Anchor Investor also purchased membership interests in our Sponsor. The excess fair value of the Sponsor membership units over the price paid by the Anchor Investor of $4,736,326 was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A (see Note 2) and a corresponding contribution by our Sponsor recorded in additional paid in capital.

The Sponsor retains voting and dispositive power over the Anchor Investor’s allocated Founder Shares and shares purchased by the Sponsor in the private placement until the consummation of the Business Combination, following which time the Sponsor will distribute such securities to the Anchor Investor (subject to applicable lock-up or escrow restrictions).

Related Party Consulting Agreement

In April 2022, the Company entered into a consulting agreement with a related party. During the term of the agreement, the consultant (“Consultant”) will be responsible for financial modeling, compiling presentations, data room management, and research. The Company will pay the Consultant compensation in the form of $7,500 per month in cash, as well as $5,000 per month in the form of newly issued Class B common stock with an exercise price of $10.00 per share paid in arrears. The grant date of the stock-based compensation award under the agreement is April 1, 2022. The performance condition required for vesting is a successful business combination, the outcome of which is not considered probable until the event occurs. In November 2022, the Company executed an amendment to the consulting agreement with the related party. The amendment changed the compensation structure to pay the Consultant $5,000 per month in cash and no additional compensation in the form of stock. The commencement date for the updated compensation structure was December 1, 2022. As of December 31, 2022, no stock-based compensation expense has been recorded and will not be accrued for or recognized until a successful business combination occurs. Additionally, the agreement will conclude upon the completion of a successful business combination. The Company incurred $65,000 and $0 for the year ended December 31, 2022 and for the period from May 14, 2021 (inception) through December 31, 2021, respectively, related to this agreement.